Related Party Balances and Transactions (Details) - Schedule of purchase from related parties - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Guangzhou Guangrui [Member]
Related Party Balances and Transactions (Details) - Schedule of purchase from related parties [Line Items]
Related party transactions amount	[1]		$ 725,362
Guangzhou Jiatu Culture Media Co., Ltd. [Member]
Related Party Balances and Transactions (Details) - Schedule of purchase from related parties [Line Items]
Related party transactions amount	[2]	62,667
Stewart Lor [Member]
Related Party Balances and Transactions (Details) - Schedule of purchase from related parties [Line Items]
Related party transactions amount		117,569
Yuxia XU [Member]
Related Party Balances and Transactions (Details) - Schedule of purchase from related parties [Line Items]
Related party transactions amount		22,802
Shanghai Stamp Technology Co., Ltd. [Member]
Related Party Balances and Transactions (Details) - Schedule of purchase from related parties [Line Items]
Related party transactions amount		$ 1,771

[1]	As the disposal of Shantou Hongrui in Febuary 2022, Guangzhou Guangrui was no longer considered as a related party.
[2]	On June 2, 2022, the Company’s CFO sold the equity interest in Jiatu Culture Media Co., Ltd., so Jiatu Culture Media Co., Ltd. no longer considered as a related party.